SHARE CAPITAL AND SHARE OPTIONS - Share Capital (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended
	Nov. 30, 2007	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2008	Dec. 31, 2010 Common stock	Dec. 31, 2012 Common stock	Dec. 31, 2011 Golar LNG Energy Limited Common stock
SHARE CAPITAL AND SHARE OPTIONS [Abstract]
Common stock, value, issued		$ 80,504	$ 80,237
Common stock, value, authorized		100,000	100,000
Common stock, shares authorized (in shares)		100,000,000	100,000,000
Common shares, par value (in dollars per share)		$ 1	$ 1
Common shares, shares issued (in shares)		80,503,364	80,236,252
Common shares, shares outstanding (in shares)		80,503,364	80,236,252
Share capital:
Shares issued upon exercise of share options		267,000	1,604,000	531,000		800,000	300,000
Shares issued in relation to acquisition								11,600,000
Authorized amount of share repurchase program (in shares)	1,000,000
Remaining amount in share repurchase program (in shares)		300,000
Number of treasury shares held:
At beginning of period		0	150,000		450,000
Disposed of during the year		0	(150,000)	(300,000)
At end of period		0	0	150,000	450,000
Book value of treasury shares		0	0	2,280
Market value of treasury shares		$ 0	$ 0	$ 2,245